SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                 -----------------------------------------------

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                      American Pathway Variable Annuity
                WM Diversified Strategies Variable Annuity
               WM Diversified Strategies III Variable Annuity

                         VARIABLE ANNUITY ACCOUNT FIVE
                           Seasons Variable Annuity
                       Seasons Advisor Variable Annuity
                     Seasons Advisor II Variable Annuity
                       Seasons Select Variable Annuity
                         Seasons Elite Variable Annuity
                    Seasons Triple Elite Variable Annuity

                 -----------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                WM Diversified Strategies III Variable Annuity

                     FS VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Elite Variable Annuity
                  Seasons Triple Elite Variable Annuity

                 -----------------------------------------------

Effective on or about October 13, 2020, the following is added to the INVESTMENT OPTIONS section in the prospectus and the below Underlying Fund is available for direct investment:

Goldman Sachs Variable Insurance Trust - Class Service Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").

Underlying Fund:       Managed by:               Trust   Asset Class
----------------       ----------------------    -----   -----------
Goldman Sachs VIT      Goldman Sachs Asset       GST     CASH
Government Money       Management, L.P.
Market Fund

Dated:  October 13, 2020

             Please keep this Supplement with your prospectus.